Summary of weighted average remaining lease term and weighted average discount rate (Details)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Leases
Weighted average remaining lease term (in years)	4 years 4 months 24 days	4 years 10 months 24 days	5 years 4 months 24 days	6 months
Weighted average discount rate percentage	9.00%	9.00%	9.00%	3.50%